Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Covenant Growth Fund | New Covenant Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	22.22%	25.18%	(19.35%)	25.74%	20.21%	30.18%	(6.07%)	21.60%	8.12%	(1.98%)
New Covenant Income Fund | New Covenant Income Fund
Prospectus [Line Items]
Annual Return [Percent]	2.13%	5.14%	(10.78%)	(1.66%)	5.92%	6.95%	0.07%	2.51%	2.36%	0.84%
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	13.94%	16.77%	(15.56%)	13.92%	15.42%	20.38%	(3.37%)	13.47%	5.87%	(0.78%)
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Prospectus [Line Items]
Annual Return [Percent]	8.82%	11.71%	(13.49%)	7.13%	11.65%	14.60%	(1.99%)	8.69%	4.32%	(0.05%)